NOTES RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2023
NOTES RECEIVABLE
Schedule Of Notes Receivable
	September 30, 2023	December 31, 2022

Ferrox Holdings Ltc	$250,000	$250,000
Texas Tech University	100,000	0
Total notes receivable	$350,000	$250,000